Schedule of Breakdown of Reconciling Items (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ (344.6)	[1]	$ (304.1)	[1]	$ (323.9)	[1]
Other items as detailed in the statement of operations	(62.6)	[1]	(73.2)	[1]	(65.2)	[1]
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(21.3)		(15.6)		(20.1)
Other items as detailed in the statement of operations	84.2		(9.0)		(1.8)
Total assets excluding deferred income and mining taxes	199.1		153.4
Total liabilities excluding deferred income and mining taxes	(14.4)		(67.3)
Reconciling Items [Member] | Business Combination-Acquisition of Kloof During the Formation of Original Gold Fields [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(5.1)	[2]	(4.0)	[2]	(5.6)	[2]
Total assets excluding deferred income and mining taxes	49.0	[2]	64.9	[2]
Reconciling Items [Member] | Business Combination-Acquisition of Driefontein During the Formation of Gold Fields [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(11.5)	[3]	(13.6)	[3]	(15.3)	[3]
Total assets excluding deferred income and mining taxes	98.7	[3]	131.9	[3]
Reconciling Items [Member] | Provision for Rehabilitation [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	4.1	[4]	2.0	[4]	0.8	[4]
Total assets excluding deferred income and mining taxes	(19.2)	[4]	(42.7)	[4]
Total liabilities excluding deferred income and mining taxes	(23.7)	[4]	(44.4)	[4]
Reconciling Items [Member] | Other Items As Detailed In Statement Of Operations [Member]
Segment Reporting Information [Line Items]
Accretion expense on provision for environmental rehabilitation, Provision for rehabilitation	(4.4)	[4]	(7.3)	[4]	(1.8)	[4]
Reconciling Items [Member] | Interest Capitalization [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	2.2	[5]	2.7	[5]
Reconciling Items [Member] | Amortization - Capitalized Interest [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	(0.2)	[5]	(0.2)	[5]
Reconciling Items [Member] | Investments in Equity Method Investees [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	(2.7)	[6]	(3.2)	[6]
Reconciling Items [Member] | Consolidation of a Subsidiary [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	3.5	[7]
Total liabilities excluding deferred income and mining taxes	1.0	[7]
Reconciling Items [Member] | Debt Guarantee [Member]
Segment Reporting Information [Line Items]
Total liabilities excluding deferred income and mining taxes	8.3	[8]	(22.9)	[8]
Reconciling Items [Member] | Beatrix West [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	(8.8)	[9]
Reconciling Items [Member] | Beatrix West [Member] | Other Items As Detailed In Statement Of Operations [Member]
Segment Reporting Information [Line Items]
Impairment of property, plant and equipment	89.7	[9]
Reconciling Items [Member] | Beatrix West [Member] | Impairment [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	76.0	[9]
Reconciling Items [Member] | Beatrix West [Member] | Depreciation [Member]
Segment Reporting Information [Line Items]
Total assets excluding deferred income and mining taxes	$ (8.2)	[9]

[1]	Figures may not add as they are rounded independently.
[2]	Business combination-acquisition of Kloof during the formation of Original Gold Fields For management reporting purposes, no pushdown accounting was applied, and both the Gold Fields of South Africa Limited and Gencor Limited transactions were accounted for at historical cost. Under U.S. GAAP, the Company accounted for the assets and liabilities acquired from Gold Fields of South Africa Limited at historical cost, and the assets and liabilities acquired from Gencor Limited and outside shareholders at fair value. Consolidation journals were pushed down into the entity under U.S. GAAP. The difference in original recorded amounts in respect of property, plant and equipment has resulted in different depreciation and amortization between management reporting and U.S. GAAP.
[3]	Business combination-acquisition of Driefontein during the formation of Gold Fields For management reporting purposes, Sibanye was formed in 2004 when it acquired the asset and liabilities at historical cost. Under U.S. GAAP, the group accounted for the assets and liabilities acquired in 1999 during the formations of Gold Fields Group as a purchase and as consolidation journals were pushed down into the entity, the excess purchase price was capitalized to property, plant and equipment and is being amortized over its useful life. The difference in original recorded amounts has resulted in different depreciation and amortizationcharges between management reporting and U.S. GAAP.
[4]	Provision for rehabilitation Revisions to the provision for environmental rehabilitation For management reporting purposes, all changes in the carrying amount of the provision for environmental rehabilitation are recognized as an increase or decrease in the carrying amount of the associated capitalized retirement cost. Changes resulting from revisions in the timing or amount of estimated cash flows are recognized as an increase or decrease in the carrying amount of the provision for environmental rehabilitation and the associated capitalized retirement cost for U.S. GAAP. In addition, the current discount rate is applied to measure the provision for environmental rehabilitation for management reporting purposes. Under U.S. GAAP any decreases in the provision for environmental rehabilitation as a result of downward revisions in cash flow estimates should be treated as a modification of an existing provision for environmental rehabilitation, and should be measured at the historical credit adjusted discount rate used to measure the initial provision for environmental rehabilitation. Due to differences between the management reporting and U.S. GAAP accounting models, differences will arise. Accretion of the provision for environmental rehabilitation and amortization of associated asset rehabilitation cost For reasons discussed above the provision for environmental rehabilitation's carrying value for management reporting purposes is different to that under U.S. GAAP, which in combination with a different disount rate results in a different amortization charge and accretion expense.
[5]	Interest capitalization For management reporting purposes, borrowing costs are capitalized to the extent that qualifying assets are financed through specific debt financing or general outstanding debt not for any specific purpose other than funding the operations of the Group. Under U.S. GAAP, total outstanding debt financing is taken into account in calculating the amount of borrowing cost to be capitalized.
[6]	Investments in equity method investees For management reporting purposes an equity investment exceeding a 20% shareholding was treated as an available-for-sale investment prior to the fiscal year ended June 30, 2003. Under U.S. GAAP this investment was accounted for under the equity method since acquisition.
[7]	Consolidation of a subsidiary For management reporting purposes, Living Gold Proprietary Limited, or Living Gold, was derecognized as a subsidiary and accounted for as an equity-accounted investee. Under U.S. GAAP Sibanye controls Living Gold, and is consolidated.
[8]	Debt guarantee in respect of Gold Fields' debt For management reporting purposes, a financial guarantee liability is recognized for the debt guarantee provided by the Group to its parent's debt issuers. Under U.S. GAAP a guarantee by a subsidiary of the debt owed to a third party by either its parent or another subsidiary of that parent is excluded solely from the initial recognition. As of the Spin-off date, the financial guarantee liability was recognized for the debt guarantee provided by Sibanye to Gold Fields, refer to note 11. The liability is amortized over the remaining period of the guarantee. The different valuation at initial recognition dates results in a different amortization charge.
[9]	Impairment of Beatrix West Impairment of Beatrix West property, plant and equipment For management reporting purposes, Beatrix West was impaired at June 30, 2013. Under U.S. GAAP Beatrix West is not impaired as the carrying value of the asset group did not exceed the undiscounted cash flows. Amortization and depreciation of Beatrix West For the reason discussed above, the carrying value for management reporting purposes is different to that under U.S. GAAP, which results in a different amortization charge.